Subsequent Events (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
Schedule of Outstanding Principal and Accrued Interest Shall Convert into Shares of SEE ID at a Discount

The table below summarizes the transaction:

Bridge Loans	Effective Date	Amount	Interest at closing	Payback in Cash	Payback in shares at $4/share	Shares
Bridge loan 1*	1/29/2025	$1,500,000	$150,000	$(193,500)	$1,456,500	364,125
Bridge loan 2*	4/9/2025	500,000	50,000	(50,000)	500,000	125,000
Bridge loan 3*	5/7/2025	500,000	50,000	(50,000)	500,000	125,000
Bridge loan 4	3/29/2025	100,000	10,000	(110,000)	-	-
Bridge loan 5	6/5/2025	250,000	20,000	(270,000)	-	-
Total		$2,850,000	$280,000	$(673,500)	$2,456,500	614,125

*	Bridge loans from this investor had an aggregate principal amount of $2,500,000. At the Closing of the Business Combination, the investor received a cash payment of $293,500, consisting of $250,000 in minimum 10% interest and $43,500 in principal repayment. In addition, the investor received 614,125 shares of Common Stock in exchange for $2,456,500 of combined principal and accrued interest, based on a per share price of $4.00.
In the event SEE ID is unable to repay these loans by the end of the term, the outstanding principal and accrued interest shall convert into shares of SEE ID at a discount of an additional 10%.
Effective Date	Loan Amount
January 29, 2025*	$1,500,000
March 29, 2025**	100,000
April 9, 2025*	500,000
May 7, 2025*	500,000
June 5, 2025***	250,000
$2,850,000

*	Bridge loans from this investor (who, as discussed below, is also a PIPE investor) had an aggregate principal amount of $2,500,000. At closing of the BCA (as defined in the Business Combination disclosure below) on June 18, 2025, the investor received a cash payment of $293,500, comprised of $250,000 of minimum 10% interest and $43,500 of principal repayment, and a number of shares equivalent to $2,456,500 at a per share price of $4.

**	Aggregate loan principal and minimum 10% interest totaling $110,000 was paid in cash at closing of the BCA on June 18, 2025.

***	Aggregate loan principal and minimum 8% interest totaling $270,000 was paid in cash at closing of the BCA on June 18, 2025.